GENERAL (Details) (KPI [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Aug. 01, 2014
KPI [Member]
Business Acquisition [Line Items]
Cash Payment	$ 2,203
Share consideration	177 [1]
Total purchase price	$ 2,380

[1]	Sapiens issued 57,000 shares of its subsidiary, Sapiens software solution (Decision) LTD, reflecting 3% of the subsidiary's outstanding shares. According to the agreement the sellers will have the right to sell their minority interests to the Company during the period commencing on the date that is 48 months following the acquisition date, and the Company will have corresponding call option.